UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	5.38%	4.68%	4.56%
Class T (incl. 4.00% sales charge)	5.28%	4.67%	4.52%
Class B (incl. contingent deferred sales charge) A	3.90%	4.49%	4.46%
Class C (incl. contingent deferred sales charge) B	7.92%	4.75%	4.16%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income Fund - Class A on October 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds gained 9.03% for the year ending October 31, 2012, according to the Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - outpacing the 5.25% return of the taxable investment-grade debt market, as tracked by the Barclays® U.S. Aggregate Bond Index. Throughout the bulk of the period, munis benefited from improving issuer fundamentals and favorable supply/demand dynamics. On the basis of fundamentals, investors were encouraged by the recovery of tax revenues to pre-2009 levels for many issuers as the U.S. economy strengthened. And despite a handful of well-publicized defaults by local issuers, the overall muni default rate declined and remained historically low. In terms of supply and demand, the overall supply of newly issued muni bonds was muted, although there was an uptick in refinancings. As for demand, munis benefited from their yield advantage versus U.S. Treasuries and heightened interest in high-quality fixed-income securities as a safe haven amid economic and geopolitical uncertainty. Investors' growing appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also helped. A steady stream of municipal redemptions (calls and maturities), which often were reinvested in the muni market, also competed for limited new supply, driving up valuations.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity Advisor® Municipal Income Fund: For the year, the Fund's Class A, Class T, Class B and Class C shares returned 9.77%, 9.67%, 8.90% and 8.92%, respectively (excluding sales charges). Meanwhile, the Barclays 3+ Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 10.07%. Versus the index, the fund benefited from its overweighting in health care bonds, yield-curve positioning and its underweighting in Puerto Rico bonds. In contrast, the fund's overweighting in premium callable bonds and underweighting in corporate-backed bonds detracted. The health care sector was one of the muni market's best performers, thanks largely to investors' appetite for higher-yielding investment-grade munis. Turning to yield-curve positioning, the fund's modest overweighting in longer-term bonds and an underweighting in intermediate-maturity securities was helpful due to stronger demand for the former category. Underweighting Puerto Rico bonds was beneficial, as these securities likely suffered as investors expressed concern about the U.S. territory's upcoming gubernatorial election and its economic prospects. Overweighting premium callable bonds proved detrimental because they lagged the overall market due to comparatively tepid demand. The fund's underweighting in corporate-backed bonds detracted, as they performed strongly thanks to investors' appetite for yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,035.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,034.90	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.45%
Actual		$ 1,000.00	$ 1,031.50	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.35
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.70	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,037.10	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	17.6
Illinois	12.2	11.5
Texas	11.7	11.8
New York	11.4	10.8
Florida	7.1	6.5
Top Five Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	33.8
Health Care	19.4	18.6
Water & Sewer	9.5	9.2
Transportation	9.3	8.6
Special Tax	8.4	8.7
Weighted Average Maturity as of October 31, 2012
		6 months ago
Years	5.8	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of October 31, 2012
6 months ago
Years	7.1	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
AAA 8.5%	AAA 8.1%
AA,A 80.0%	AA,A 78.9%
BBB 8.6%	BBB 8.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 1,157,430
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,172,990
5.25% 10/1/20 (FSA Insured)	1,600,000	1,897,504
5.25% 10/1/21 (FSA Insured)	850,000	1,005,669
5.25% 10/1/26 (FSA Insured)	500,000	579,820
5.25% 10/1/28 (FSA Insured)	1,600,000	1,820,848
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,542,581
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,398,828
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,068,450
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,623,274
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,532,217
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	770,763
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,085,830
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,059,760
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	1,980,774
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,185,360
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,706,013
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,203,640
5.25% 12/1/22	1,500,000	1,736,340
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,316
		29,596,977
California - 17.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,858,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19	$ 2,500,000	$ 3,144,200
Series AI, 5% 12/1/16	3,400,000	3,999,420
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,163,550
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,709,750
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,118
5% 11/1/24	2,400,000	2,776,056
5% 6/1/27 (AMBAC Insured)	600,000	643,830
5% 9/1/27	1,410,000	1,578,114
5% 3/1/31	1,800,000	1,961,172
5% 9/1/31	1,500,000	1,653,690
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	884,833
5% 9/1/32	1,600,000	1,759,616
5% 9/1/33	1,800,000	1,971,270
5% 9/1/35	580,000	628,337
5.125% 11/1/24	600,000	627,216
5.25% 2/1/16	345,000	357,382
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	655,000	679,405
5.25% 2/1/24	1,000,000	1,034,830
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	505,280
5.25% 2/1/28	1,200,000	1,238,616
5.25% 12/1/33	20,000	20,909
5.25% 4/1/35	2,200,000	2,542,474
5.25% 3/1/38	3,900,000	4,322,448
5.25% 11/1/40	700,000	800,450
5.5% 8/1/27	2,100,000	2,470,398
5.5% 8/1/29	2,800,000	3,274,096
5.5% 8/1/30	2,000,000	2,329,300
5.5% 11/1/33	5,400,000	5,609,574
5.5% 3/1/40	1,000,000	1,152,550
5.6% 3/1/36	400,000	468,756
6% 3/1/33	4,250,000	5,258,738
6% 4/1/38	5,300,000	6,312,035
6% 11/1/39	11,700,000	14,193,843
6.5% 4/1/33	3,850,000	4,826,129
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	750,000	819,683
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 2,000,000	$ 2,309,300
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,111,561
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,289
6.5% 10/1/38	1,375,000	1,674,338
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,220,000	1,394,887
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,053,050
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,123,026
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,064,480
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,021,300
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,089,840
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,851,520
5% 11/1/21	1,760,000	1,984,541
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,072,760
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,102,650
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,029,579
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,547,250
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,764,606
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,049,150
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	759,655
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,720,784
Series 2005 H, 5% 6/1/18	1,425,000	1,550,372
Series 2009 G1, 5.75% 10/1/30	600,000	695,718
Series 2009 I:
6.125% 11/1/29	400,000	487,576
6.375% 11/1/34	1,000,000	1,221,230
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A, 5.75% 3/1/30	$ 1,000,000	$ 1,153,940
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,973,342
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,112,320
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,332,994
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,382,285
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	700,021
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,804
5.75% 1/15/40	600,000	600,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,260,622
5% 6/1/45	1,000,000	1,022,960
5% 6/1/45 (FSA Insured)	105,000	107,643
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,165,390
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,678,630
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	3,700,000	4,469,711
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	332,787
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,674,720
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,393,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,072,380
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,138,360
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,012,150
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,072,200
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,924,075
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,128,977
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	409,080
Series B, 0% 8/1/39	3,700,000	980,204
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,925,035
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	407,024
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,628,032
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	482,560
6.5% 8/1/27	1,000,000	1,223,950
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,068,870
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,510,904
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,256,780
Series 2008 E:
0% 7/1/47 (a)	1,300,000	492,102
0% 7/1/49	3,500,000	556,500
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,310,771
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	327,009
Series A, 5% 8/1/38	1,000,000	1,124,870
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	792,370
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	434,160
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	7,101,864
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	306,114
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 807,630
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	663,083
5.5% 5/15/20 (AMBAC Insured)	740,000	748,836
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,609,134
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	157,339
Series 2009 O:
5.25% 5/15/39	500,000	570,375
5.75% 5/15/30	5,985,000	7,193,731
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,154,210
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,210,407
Series A, 5% 7/1/15	1,025,000	1,111,879
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	811,377
Series 2012, 5% 8/1/26	2,000,000	2,324,540
		215,129,319
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,905,025
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,048,632
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,247,532
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	888,277
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,150,460
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	570,000	582,227
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	695,364
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,600,000	$ 4,687,630
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,136,016
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,109,715
Series 2010 A, 0% 9/1/41	2,000,000	405,960
Series 2010 C, 5.25% 9/1/25	1,000,000	1,104,390
		17,961,228
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,444,720
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,395
		5,807,115
District Of Columbia - 1.6%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,159,460
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,813,728
Series B, 4.75% 6/1/32	500,000	540,900
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,510,208
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	968,720
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,957,019
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,813,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	793,121
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,032,853
		19,589,709
Florida - 7.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,084,000
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,146,610
Series 2012 A, 5% 7/1/24	4,400,000	5,065,060
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,722,465
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,683,600
5% 6/1/17 (FSA Insured)	1,000,000	1,146,940
Series 2011 A1, 5% 6/1/20	1,000,000	1,162,490
Series 2012 A1, 5% 6/1/21	1,500,000	1,753,650
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,919,450
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,004
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,974,336
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	2,003,941
Series 2006 E, 5% 6/1/35	700,000	809,242
Series 2011 E, 5% 6/1/27	1,200,000	1,447,644
Series A, 5.5% 6/1/38	400,000	480,804
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,077,810
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,214,324
Series 2012 A, 5% 7/1/25	1,600,000	1,945,664
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	598,245
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	831,760
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	767,120
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	537,184
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	79,115
Series 2006 G:
5% 11/15/16	95,000	108,830
5% 11/15/16 (Escrowed to Maturity)	5,000	5,835
5.125% 11/15/18	965,000	1,099,193
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	$ 35,000	$ 41,018
Series 2008 B, 6% 11/15/37	2,000,000	2,373,440
Series B:
5% 11/15/14	875,000	951,361
5% 11/15/14 (Escrowed to Maturity)	125,000	136,255
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,054,301
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,451,065
5% 7/1/19	2,230,000	2,471,442
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	941,265
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,424,030
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	679,423
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,070,830
Series 2009 B, 5% 10/1/18	4,790,000	5,080,322
Series Three 2010 D, 5% 10/1/38	1,600,000	1,806,512
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,188,190
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,160,828
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,697,145
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,162,530
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,564,983
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23 (b)	750,000	881,213
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,178,820
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,271,420
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,047,960
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,301,915
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 1,000,000	$ 1,119,050
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,285,207
Series 2012 A, 5% 10/1/24	700,000	889,154
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	555,065
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,611,358
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,706,880
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	478,158
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,530,215
		85,384,671
Georgia - 2.7%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,007,510
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,750,210
6.25% 11/1/39	3,500,000	4,266,605
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,356,970
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	912,538
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,493,244
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,652,308
6.125% 9/1/40	1,300,000	1,529,723
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,710,422
Series GG, 5% 1/1/23	800,000	989,704
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,069,853
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,858,050
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,826,440
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 2,600,000	$ 2,819,648
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,916,330
		32,159,555
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,421,850
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,719,140
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,425,456
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	481,016
		3,625,612
Illinois - 12.2%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,215,851
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	876,110
Series 2012 A, 5% 12/1/42	3,400,000	3,694,202
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,800,926
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,949,443
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,689,348
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,020
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,360
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,531,745
Series 2011 C, 6.5% 1/1/41	2,300,000	2,853,978
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,495,962
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	$ 1,400,000	$ 1,565,774
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,174,870
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,230,930
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,103,366
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,010
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,188,090
Series 2010 A, 5.25% 11/15/33	3,250,000	3,683,908
DuPage County Cmnty. High School District #108, Lake Park:
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	610,000	615,112
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	2,580,000	2,601,620
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,264,989
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,760,928
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,202,700
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,331,364
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,412,333
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,310,000	1,398,137
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,710,183
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,058,859
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,681,869
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,690,100
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,120,147
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,812,555
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39	$ 1,445,000	$ 1,741,370
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,150,700
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	3,168,308
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,219,592
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,290,860
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,272,205
Series 2012, 5% 11/15/43	800,000	859,384
Series 2008 A, 5.625% 1/1/37	3,720,000	4,029,504
Series 2009:
6.875% 8/15/38	80,000	96,054
7% 8/15/44	285,000	342,419
Series 2010 A:
5.5% 8/15/24	540,000	610,681
5.75% 8/15/29	360,000	406,688
Series 2010, 5.25% 8/15/36	1,080,000	1,176,768
Series 2012 A:
5% 5/15/20	500,000	580,820
5% 5/15/23	300,000	343,779
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,240
Series 2006:
5% 1/1/19	1,000,000	1,156,600
5.5% 1/1/31	1,000,000	1,214,060
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,452,061
Series 2012:
5% 3/1/23	1,000,000	1,137,140
5% 3/1/36	1,000,000	1,094,230
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,172,400
5.25% 5/15/32 (FSA Insured)	360,000	391,032
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,029,620
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,852
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,995,407
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	$ 700,000	$ 777,546
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,636,580
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	930,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,392,380
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	227,205
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	713,462
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,378,226
Lake County Forest Preservation District Series 2007 A, 0.61% 12/15/13 (c)	860,000	860,370
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,795,000	1,935,692
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	663,750
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	781,599
Series 2012 B:
0% 12/15/51	2,900,000	396,923
5% 6/15/52	3,500,000	3,847,235
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,107,199
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	842,367
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,912,679
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	315,940
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,635,294
Series 2010 B1:
0% 6/15/43 (FSA Insured)	4,810,000	1,017,315
0% 6/15/45 (FSA Insured)	2,600,000	495,248
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1:
0% 6/15/16 (Escrowed to Maturity)	$ 795,000	$ 772,963
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,727,288
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,100,530
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,155,690
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,584,745
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,297,488
Series 2009 A, 5.75% 4/1/38	2,940,000	3,336,400
Series 2010 A:
5% 4/1/25	1,000,000	1,146,910
5.25% 4/1/30	1,000,000	1,145,530
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	532,229
0% 11/1/14 (FSA Insured)	460,000	449,006
0% 11/1/16 (Escrowed to Maturity)	275,000	265,009
0% 11/1/16 (FSA Insured)	825,000	769,915
0% 11/1/19 (Escrowed to Maturity)	790,000	710,171
0% 11/1/19 (FSA Insured)	5,085,000	4,253,857
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	976,120
		146,921,164
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Pre-Refunded to 7/15/15 @ 100)	1,790,000	2,019,836
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,730,487
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,102,450
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,220,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,241,340
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	$ 1,400,000	$ 1,436,540
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	483,740
5% 10/1/37	800,000	904,704
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	910,550
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,120,610
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,160
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,120,751
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	765,838
5% 7/1/35	500,000	565,380
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,345,735
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	778,967
		24,876,268
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,578
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,369,704
		1,440,282
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,213,139
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	377,250
5.25% 11/15/16	955,000	1,070,269
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,123,770
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 300,000	$ 330,684
5% 11/15/17	500,000	570,120
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,306,909
		7,992,141
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,486,900
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,109,680
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,075,920
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,861,650
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,815,974
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,300,699
		18,650,823
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,821,863
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,744,048
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,160
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,767,867
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,550
Series 2012, 5% 12/1/23	2,250,000	2,608,920
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 645,008
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	251,000
		11,008,416
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,277,331
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,081,160
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,435,083
		3,793,574
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	579,970
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	493,074
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,128,400
Series 2010, 5.125% 7/1/39	900,000	988,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	752,143
6% 1/1/38	2,800,000	3,145,688
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,078,750
		8,166,945
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,570,114
Series I, 6.75% 1/1/36	1,000,000	1,190,460
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,636,172
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,092,870
5.125% 7/1/38	1,000,000	1,088,570
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,023,920
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	$ 5,000,000	$ 5,634,700
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	580,000	652,767
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,920,000	4,323,407
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	697,062
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,036
		19,920,078
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,800,426
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,283,623
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,257,920
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,837,128
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,717,408
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,998,774
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,210,770
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,528,142
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,753,065
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,086,230
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	589,635
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,248,214
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	700,000	800,254
Series 2012, 5% 11/15/42	2,175,000	2,368,205
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,126,090
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	$ 2,500,000	$ 3,042,775
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	770,790
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,088,520
		28,507,969
Minnesota - 1.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,698,327
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	3,909,486
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,050,580
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,219,400
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,302,015
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,139,083
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,455,202
Series 2003 11, 5.25% 12/1/18	1,000,000	1,054,280
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,166,930
Series 2009, 5.75% 7/1/39	1,600,000	1,817,088
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,077,670
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	200,000	230,962
		17,121,023
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	881,765
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,048,058
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (c)	$ 1,100,000	$ 1,009,305
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,471,704
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26 (b)	1,225,000	1,405,443
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	800,000	846,352
		4,732,804
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,022,440
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,216,860
5.625% 7/1/32	3,000,000	3,612,540
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,670
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,670
		7,859,180
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	2,040,336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,164,380
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,095,190
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	700,000	857,227
5% 4/1/20	1,325,000	1,629,061
		6,786,194
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	811,062
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,111,180
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,099,980
5.25% 3/1/23	2,000,000	2,185,400
5.25% 3/1/25	1,500,000	1,636,875
5.25% 3/1/26	915,000	996,298
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,167,140
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,873,936
Series 2012, 5% 6/15/21	800,000	932,488
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,130,970
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	497,328
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,320
		14,498,977
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,353,420
New York - 11.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,500,000	1,540,740
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,600,000	1,729,952
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	600,000	648,732
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,188,457
Series A:
5% 2/15/47	2,000,000	2,123,020
5% 2/15/47	1,200,000	1,273,812
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,596,815
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	192,310
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	$ 880,000	$ 906,602
Series 2005 G, 5% 8/1/15	1,000,000	1,118,760
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,777,305
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,413,620
Series 2009 I-1, 5.625% 4/1/29	600,000	734,994
Series 2012 A, 5% 8/1/24	1,300,000	1,569,529
Series 2012 E, 5% 8/1/24	5,000,000	6,089,800
Series 2012 G1:
5% 4/1/25	2,500,000	3,037,275
5% 4/1/27	3,500,000	4,209,765
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	653,412
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	1,600,000	1,643,072
Series 2005 D:
5% 6/15/37	400,000	435,604
5% 6/15/38	1,300,000	1,413,971
5% 6/15/39	500,000	542,090
Series 2009 A, 5.75% 6/15/40	2,300,000	2,746,154
Series 2009 CC, 5% 6/15/34	2,100,000	2,367,351
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,440,116
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,541,200
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,745,800
Series 2012 AA, 5% 6/15/44	1,800,000	2,040,678
Series 2012 CC, 5% 6/15/45	1,400,000	1,593,004
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,223,275
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,155,400
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,529,280
5.25% 1/15/39	1,000,000	1,113,720
Series 2009 S4:
5.5% 1/15/39	850,000	979,124
5.75% 1/15/39	1,600,000	1,865,648
Series S1, 5% 7/15/25	1,900,000	2,310,267
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	515,000	526,454
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	785,000	812,444
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	$ 185,000	$ 195,791
5% 2/1/33 (FGIC Insured)	815,000	855,546
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,735,832
Series 2008 B, 5.75% 3/15/36	3,400,000	4,148,850
Series 2009 A, 5% 2/15/34	1,100,000	1,300,871
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	424,481
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,067,900
Series 2007 B, 5.25% 7/1/24	200,000	219,090
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,750
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,622,950
Series 2009 B, 5% 11/15/34	1,200,000	1,351,044
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,340,762
Series 2008 A, 5.25% 11/15/36	3,700,000	4,024,564
Series 2008 C, 6.5% 11/15/28	1,000,000	1,275,870
Series 2010 D, 5.25% 11/15/40	1,400,000	1,583,764
Series 2012 D, 5% 11/15/25	4,600,000	5,510,570
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,631,265
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,768,400
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,771,995
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,291,246
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,027,050
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,422,021
Series 2003 B, 5.5% 6/1/18	305,000	306,174
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/19	$ 1,600,000	$ 1,648,944
5.5% 6/1/21	5,000,000	5,143,850
5.5% 6/1/22	1,500,000	1,542,885
Series 2011:
5% 6/1/17	2,300,000	2,702,270
5% 6/1/17	2,200,000	2,584,780
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/23	1,000,000	1,252,770
		137,584,837
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	500,000	501,685
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,464,470
		1,966,155
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,420
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,182,580
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (Pre-Refunded to 6/1/14 @ 100)	1,195,000	1,281,626
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	700,000	761,740
5% 11/1/30 (FSA Insured)	1,200,000	1,300,536
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,400,321
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,057,940
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,145,540
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,759,888
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,123,570
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2010 B, 5% 1/1/20	$ 1,300,000	$ 1,588,834
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,502,120
		16,126,115
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	815,610
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,509,254
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,325,144
		4,650,008
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	863,656
5% 6/1/17	925,000	1,005,947
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,078,180
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,489,200
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	465,312
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,690,560
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,551,550
		8,144,405
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,883,959
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,152,380
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,346,435
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 1,375,000	$ 1,522,180
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,727,310
		9,632,264
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,235,880
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	740,000	812,135
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	605,995
5.75% 8/1/26	1,000,000	1,210,170
5.75% 8/1/28	500,000	602,970
5.75% 8/1/29	500,000	601,765
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,255,860
		6,324,775
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	968,006
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,242,725
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,359,175
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,595,000	1,598,381
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	646,585
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	380,353
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	478,836
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	496,880
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	943,792
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	699,192
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,166,286
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	$ 1,500,000	$ 1,615,290
Series 2009 D, 5.5% 12/1/41	2,400,000	2,755,008
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	512,315
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	155,168
Ninth Series, 5.25% 8/1/40	800,000	856,048
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	694,560
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	213,040
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,944,400
		21,726,040
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,507,800
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,048,080
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	641,004
5.75%, tender 7/1/17 (c)	1,100,000	1,186,779
Series N, 5.5% 7/1/22	1,100,000	1,165,076
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	566,188
Series 2009 A, 6% 8/1/42	1,400,000	1,555,134
		8,670,061
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,074,300
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,596,083
		2,670,383
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 2.0%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	$ 3,750,000	$ 3,763,013
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,114,350
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,187,235
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,086,560
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,121,925
Series 2012 C:
5% 12/1/14	2,000,000	2,181,820
5% 12/1/18	1,000,000	1,221,230
Series 2012 D, 5% 12/1/43	3,300,000	3,748,470
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,770,550
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,138,429
		24,333,582
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42 (b)	1,500,000	1,651,065
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,043,740
5% 12/15/15	1,500,000	1,649,835
5% 12/15/16	1,500,000	1,673,580
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,115,640
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	2,009,507
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,864,384
		9,356,686
Texas - 11.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,325,544
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 1,000,000	$ 1,207,520
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,299,389
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,645,350
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	333,069
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	900,000	910,935
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,708,625
Series 2008A, 5.25% 2/1/23	2,240,000	2,655,430
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,186,330
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,101,356
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,364,734
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,372,583
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,649,550
Series 2009 A, 5% 11/1/24	1,000,000	1,101,140
Series A:
5% 11/1/42	3,000,000	3,326,670
5.25% 11/1/12 (d)	1,000,000	1,000,000
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	371,700
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,284,467
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,681,265
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,500,024
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,480
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,520,985
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	$ 2,500,000	$ 2,817,075
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,371,325
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	9,079,680
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	736,820
5.25% 10/1/24	370,000	402,179
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	251,015
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,495,500
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,102,850
Houston Arpt. Sys. Rev. Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,436,200
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,657,177
0% 8/15/13	1,300,000	1,297,478
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	959,040
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,980,846
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,102,918
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	996,417
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	795,270
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,123,930
Lewisville Independent School District 0% 8/15/19	2,340,000	2,101,835
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,214,466
Longview Independent School District 5% 2/15/37	1,000,000	1,153,590
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	1,275,000	1,384,051
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	28,333
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	707,049
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,026,570
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Mansfield Independent School District 5.5% 2/15/17	$ 25,000	$ 25,096
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	1,000,000	1,007,440
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,142,800
Series 2008 A, 6% 1/1/24	2,000,000	2,350,300
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,201,013
Series 2009 A, 6.25% 1/1/39	1,800,000	2,062,224
Series 2011 A:
5.5% 9/1/41	500,000	597,525
6% 9/1/41	1,200,000	1,501,476
Series 2011 D, 5% 9/1/28	2,300,000	2,702,845
Northwest Texas Independent School District 5.5% 8/15/21	170,000	172,341
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	441,716
5.375% 8/15/37	2,000,000	2,293,280
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,850,264
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,883,180
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,175,690
Series 2012, 5.25% 2/1/25	800,000	1,049,472
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,260,850
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,562,729
San Marcos Consolidated Independent School District 5% 8/1/20 (Pre-Refunded to 8/1/14 @ 100)	1,525,000	1,649,760
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	463,856
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,569,292
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,292,830
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,385,794
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,606,995
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
Series 2006 A, 5% 4/1/29	$ 560,000	$ 645,316
Series 2006, 5% 4/1/27	1,000,000	1,135,390
Series 2008, 5% 4/1/25	800,000	948,960
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,068,562
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,720,854
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,480,668
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,546,565
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,182,765
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,179,540
5% 4/1/23	1,500,000	1,754,415
5% 4/1/25	600,000	698,952
5% 4/1/26	800,000	929,688
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,874,928
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,931,405
5.5% 2/15/37	2,100,000	2,356,578
		141,489,114
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	1,015,427
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,152,080
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,392,180
		3,559,687
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,528
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	$ 2,600,000	$ 2,855,580
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,084,840
		4,773,948
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,219,920
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,880,568
		6,100,488
Washington - 3.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	915,100
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,028,880
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,070,666
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,222,780
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,075,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,098,850
5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	574,943
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,460,000	1,604,321
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,153,104
Series 2009, 5.25% 1/1/42	1,000,000	1,156,580
Series 2010, 5% 1/1/50	1,300,000	1,441,882
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,028,690
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,085,650
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,760
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	$ 1,200,000	$ 1,095,036
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,076,308
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,585,360
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,165,360
Series 2010 A, 5% 8/15/18	2,295,000	2,651,230
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,115,760
Series 2012 A, 5% 10/1/24	3,300,000	3,837,273
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,608,810
5.7% 7/1/38	2,270,000	2,501,744
		44,143,037
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,103,800
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	538,755
5.75% 7/1/30	500,000	568,125
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,053,090
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	819,542
		2,979,512
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,930,758
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,089,563,045)	1,198,309,267
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,152,320
NET ASSETS - 100%	$ 1,207,461,587
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.1%
Health Care	19.4%
Water & Sewer	9.5%
Transportation	9.3%
Special Tax	8.4%
Electric Utilities	7.6%
Escrowed/Pre-Refunded	6.0%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,089,563,045)		$ 1,198,309,267
Cash		4,963,596
Receivable for fund shares sold		1,839,435
Interest receivable		15,449,508
Other receivables		3,651
Total assets		1,220,565,457

Liabilities
Payable for investments purchased Regular delivery	$ 282,137
Delayed delivery	9,140,264
Payable for fund shares redeemed	1,438,769
Distributions payable	1,126,554
Accrued management fee	365,379
Distribution and service plan fees payable	278,326
Other affiliated payables	426,880
Other payables and accrued expenses	45,561
Total liabilities		13,103,870

Net Assets		$ 1,207,461,587
Net Assets consist of:
Paid in capital		$ 1,097,908,775
Undistributed net investment income		541,634
Accumulated undistributed net realized gain (loss) on investments		264,956
Net unrealized appreciation (depreciation) on investments		108,746,222
Net Assets		$ 1,207,461,587

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,231,088 ÷ 31,323,016 shares)	$ 13.74

Maximum offering price per share (100/96.00 of $13.74)	$ 14.31
Class T: Net Asset Value and redemption price per share ($247,621,933 ÷ 17,978,094 shares)	$ 13.77

Maximum offering price per share (100/96.00 of $13.77)	$ 14.34
Class B: Net Asset Value and offering price per share ($11,186,520 ÷ 816,859 shares)A	$ 13.69

Class C: Net Asset Value and offering price per share ($155,834,305 ÷ 11,320,116 shares)A	$ 13.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($362,587,741 ÷ 26,528,286 shares)	$ 13.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2012

Investment Income
Interest		$ 47,501,524

Expenses
Management fee	$ 4,146,657
Transfer agent fees	1,395,942
Distribution and service plan fees	3,153,887
Accounting fees and expenses	228,436
Custodian fees and expenses	13,745
Independent trustees' compensation	4,181
Registration fees	109,378
Audit	50,443
Legal	3,214
Miscellaneous	10,324
Total expenses before reductions	9,116,207
Expense reductions	(22,421)	9,093,786
Net investment income (loss)		38,407,738
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,175,916
Change in net unrealized appreciation (depreciation) on investment securities		63,718,880
Net gain (loss)		64,894,796
Net increase (decrease) in net assets resulting from operations		$ 103,302,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,407,738	$ 42,394,968
Net realized gain (loss)	1,175,916	1,161,266
Change in net unrealized appreciation (depreciation)	63,718,880	(11,255,722)
Net increase (decrease) in net assets resulting from operations	103,302,534	32,300,512
Distributions to shareholders from net investment income	(38,200,799)	(42,348,699)
Distributions to shareholders from net realized gain	(162,406)	-
Total distributions	(38,363,205)	(42,348,699)
Share transactions - net increase (decrease)	98,354,483	(219,223,783)
Total increase (decrease) in net assets	163,293,812	(229,271,970)

Net Assets
Beginning of period	1,044,167,775	1,273,439,745
End of period (including undistributed net investment income of $541,634 and undistributed net investment income of $441,352, respectively)	$ 1,207,461,587	$ 1,044,167,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.460	.479	.465	.479	.476
Net realized and unrealized gain (loss)	.789	(.041)	.450	.991	(1.094)
Total from investment operations	1.249	.438	.915	1.470	(.618)
Distributions from net investment income	(.457)	(.478)	(.465)	(.480)	(.477)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.459)	(.478)	(.465)	(.480)	(.552)
Net asset value, end of period	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Total Return A,B	9.77%	3.53%	7.42%	12.96%	(5.06)%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.77%	.77%	.78%	.79%	.74%
Net investment income (loss)	3.42%	3.80%	3.64%	3.96%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,231	$ 368,789	$ 448,794	$ 403,580	$ 235,466
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Income from Investment Operations
Net investment income (loss) C	.462	.481	.467	.481	.480
Net realized and unrealized gain (loss)	.778	(.032)	.449	.990	(1.098)
Total from investment operations	1.240	.449	.916	1.471	(.618)
Distributions from net investment income	(.458)	(.479)	(.466)	(.481)	(.477)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.460)	(.479)	(.466)	(.481)	(.552)
Net asset value, end of period	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Total Return A,B	9.67%	3.61%	7.41%	12.94%	(5.05)%
Ratios to Average Net Assets D,F
Expenses before reductions	.76%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.76%	.76%	.77%	.78%	.74%
Net investment income (loss)	3.42%	3.80%	3.65%	3.97%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,622	$ 225,908	$ 253,136	$ 256,358	$ 233,891
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Income from Investment Operations
Net investment income (loss) C	.367	.393	.379	.397	.396
Net realized and unrealized gain (loss)	.772	(.040)	.451	.993	(1.096)
Total from investment operations	1.139	.353	.830	1.390	(.700)
Distributions from net investment income	(.367)	(.393)	(.380)	(.400)	(.395)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.369)	(.393)	(.380)	(.400)	(.470)
Net asset value, end of period	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Total Return A,B	8.90%	2.85%	6.73%	12.26%	(5.70)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.45%	1.46%	1.45%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45%	1.45%	1.44%	1.45%	1.40%
Net investment income (loss)	2.74%	3.12%	2.98%	3.30%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,187	$ 12,983	$ 19,838	$ 26,607	$ 31,611
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Income from Investment Operations
Net investment income (loss) C	.358	.383	.370	.390	.384
Net realized and unrealized gain (loss)	.788	(.042)	.448	.999	(1.096)
Total from investment operations	1.146	.341	.818	1.389	(.712)
Distributions from net investment income	(.354)	(.381)	(.368)	(.389)	(.383)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.356)	(.381)	(.368)	(.389)	(.458)
Net asset value, end of period	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Total Return A,B	8.92%	2.74%	6.60%	12.19%	(5.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.53%	1.49%
Net investment income (loss)	2.65%	3.03%	2.89%	3.22%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,834	$ 130,949	$ 151,847	$ 133,834	$ 72,444
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Income from Investment Operations
Net investment income (loss) B	.490	.505	.492	.506	.504
Net realized and unrealized gain (loss)	.782	(.039)	.443	.993	(1.093)
Total from investment operations	1.272	.466	.935	1.499	(.589)
Distributions from net investment income	(.490)	(.506)	(.495)	(.509)	(.506)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.492)	(.506)	(.495)	(.509)	(.581)
Net asset value, end of period	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Total Return A	10.00%	3.79%	7.62%	13.29%	(4.86)%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.54%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.50%
Net investment income (loss)	3.66%	4.02%	3.87%	4.20%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,588	$ 305,538	$ 399,826	$ 244,761	$ 164,402
Portfolio turnover rate D	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 109,390,889
Gross unrealized depreciation	(273,560)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,117,329

Tax Cost	$ 1,089,191,938

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 171,045
Undistributed long-term capital gain	$ 264,956
Net unrealized appreciation (depreciation)	$ 109,117,329

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Tax-exempt Income	$ 38,200,799	$ 42,348,699
Ordinary Income	162,406	-
Total	$ 38,363,205	$ 42,348,699

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,004,795 and $70,202,529, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,004,238	$ 36,135
Class T	-%	.25%	597,636	6,366
Class B	.65%	.25%	111,874	81,026
Class C	.75%	.25%	1,440,139	241,672
			$ 3,153,887	$ 365,199

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67,475
Class T	16,935
Class B*	28,087
Class C*	10,390
$ 122,887

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 480,392.12
Class T	267,883.11
Class B	18,795.15
Class C	192,948.13
Institutional Class	435,924.13
	$ 1,395,942

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 525

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12,098 and $9,798, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ 13,646,644	$ 14,082,162
Class T	8,115,639	8,623,827
Class B	340,660	469,299
Class C	3,775,325	3,908,426
Institutional Class	12,322,531	15,264,985
Total	$ 38,200,799	$ 42,348,699
From net realized gain
Class A	$ 58,057	$ -
Class T	34,962	-
Class B	2,005	-
Class C	20,220	-
Institutional Class	47,162	-
Total	$ 162,406	$ -

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	7,218,621	5,313,088	$ 97,171,715	$ 67,162,951
Reinvestment of distributions	680,401	726,633	9,177,511	9,159,824
Shares redeemed	(5,044,908)	(12,117,395)	(67,932,371)	(150,750,848)
Net increase (decrease)	2,854,114	(6,077,674)	$ 38,416,855	$ (74,428,073)
Class T
Shares sold	2,121,366	1,803,873	$ 28,613,263	$ 22,919,610
Reinvestment of distributions	432,014	475,560	5,841,731	6,012,579
Shares redeemed	(1,967,781)	(4,322,653)	(26,583,449)	(54,226,814)
Net increase (decrease)	585,599	(2,043,220)	$ 7,871,545	$ (25,294,625)
Class B
Shares sold	63,948	62,330	$ 852,907	$ 789,783
Reinvestment of distributions	15,986	22,556	214,675	283,239
Shares redeemed	(268,192)	(610,999)	(3,607,903)	(7,615,702)
Net increase (decrease)	(188,258)	(526,113)	$ (2,540,321)	$ (6,542,680)
Class C
Shares sold	2,537,829	1,885,016	$ 34,233,722	$ 23,980,744
Reinvestment of distributions	185,320	193,652	2,505,463	2,447,134
Shares redeemed	(1,489,924)	(3,656,437)	(20,047,596)	(45,690,493)
Net increase (decrease)	1,233,225	(1,577,769)	$ 16,691,589	$ (19,262,615)
Institutional Class
Shares sold	8,176,603	12,412,960	$ 109,365,273	$ 155,056,778
Reinvestment of distributions	516,418	507,622	6,932,866	6,376,423
Shares redeemed	(5,862,866)	(20,139,938)	(78,383,324)	(255,128,991)
Net increase (decrease)	2,830,155	(7,219,356)	$ 37,914,815	$ (93,695,790)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/10/12	12/07/12	$0.004
Class T	12/10/12	12/07/12	$0.004
Class B	12/10/12	12/07/12	$0.004
Class C	12/10/12	12/07/12	$0.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012 $426,319, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 3.90% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIM-UANN-1212
1.784765.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -

Institutional Class

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	10.00%	5.78%	5.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income Fund - Institutional Class on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds gained 9.03% for the year ending October 31, 2012, according to the Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - outpacing the 5.25% return of the taxable investment-grade debt market, as tracked by the Barclays® U.S. Aggregate Bond Index. Throughout the bulk of the period, munis benefited from improving issuer fundamentals and favorable supply/demand dynamics. On the basis of fundamentals, investors were encouraged by the recovery of tax revenues to pre-2009 levels for many issuers as the U.S. economy strengthened. And despite a handful of well-publicized defaults by local issuers, the overall muni default rate declined and remained historically low. In terms of supply and demand, the overall supply of newly issued muni bonds was muted, although there was an uptick in refinancings. As for demand, munis benefited from their yield advantage versus U.S. Treasuries and heightened interest in high-quality fixed-income securities as a safe haven amid economic and geopolitical uncertainty. Investors' growing appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also helped. A steady stream of municipal redemptions (calls and maturities), which often were reinvested in the muni market, also competed for limited new supply, driving up valuations.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity Advisor® Municipal Income Fund: For the year, the Fund's Institutional Class shares returned 10.00%, while, the Barclays 3+ Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 10.07%. Versus the index, the fund benefited from its overweighting in health care bonds, yield-curve positioning and its underweighting in Puerto Rico bonds. In contrast, the fund's overweighting in premium callable bonds and underweighting in corporate-backed bonds detracted. The health care sector was one of the muni market's best performers, thanks largely to investors' appetite for higher-yielding investment-grade munis. Turning to yield-curve positioning, the fund's modest overweighting in longer-term bonds and an underweighting in intermediate-maturity securities was helpful due to stronger demand for the former category. Underweighting Puerto Rico bonds was beneficial, as these securities likely suffered as investors expressed concern about the U.S. territory's upcoming gubernatorial election and its economic prospects. Overweighting premium callable bonds proved detrimental because they lagged the overall market due to comparatively tepid demand. The fund's underweighting in corporate-backed bonds detracted, as they performed strongly thanks to investors' appetite for yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,035.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,034.90	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.45%
Actual		$ 1,000.00	$ 1,031.50	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.35
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.70	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,037.10	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.8	17.6
Illinois	12.2	11.5
Texas	11.7	11.8
New York	11.4	10.8
Florida	7.1	6.5
Top Five Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	33.8
Health Care	19.4	18.6
Water & Sewer	9.5	9.2
Transportation	9.3	8.6
Special Tax	8.4	8.7
Weighted Average Maturity as of October 31, 2012
		6 months ago
Years	5.8	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of October 31, 2012
6 months ago
Years	7.1	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
AAA 8.5%	AAA 8.1%
AA,A 80.0%	AA,A 78.9%
BBB 8.6%	BBB 8.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 1,157,430
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,172,990
5.25% 10/1/20 (FSA Insured)	1,600,000	1,897,504
5.25% 10/1/21 (FSA Insured)	850,000	1,005,669
5.25% 10/1/26 (FSA Insured)	500,000	579,820
5.25% 10/1/28 (FSA Insured)	1,600,000	1,820,848
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,542,581
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,398,828
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,068,450
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,623,274
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,532,217
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	770,763
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,085,830
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,059,760
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	1,980,774
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,185,360
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,706,013
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,203,640
5.25% 12/1/22	1,500,000	1,736,340
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,316
		29,596,977
California - 17.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,858,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19	$ 2,500,000	$ 3,144,200
Series AI, 5% 12/1/16	3,400,000	3,999,420
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,163,550
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,709,750
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,118
5% 11/1/24	2,400,000	2,776,056
5% 6/1/27 (AMBAC Insured)	600,000	643,830
5% 9/1/27	1,410,000	1,578,114
5% 3/1/31	1,800,000	1,961,172
5% 9/1/31	1,500,000	1,653,690
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	884,833
5% 9/1/32	1,600,000	1,759,616
5% 9/1/33	1,800,000	1,971,270
5% 9/1/35	580,000	628,337
5.125% 11/1/24	600,000	627,216
5.25% 2/1/16	345,000	357,382
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	655,000	679,405
5.25% 2/1/24	1,000,000	1,034,830
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	505,280
5.25% 2/1/28	1,200,000	1,238,616
5.25% 12/1/33	20,000	20,909
5.25% 4/1/35	2,200,000	2,542,474
5.25% 3/1/38	3,900,000	4,322,448
5.25% 11/1/40	700,000	800,450
5.5% 8/1/27	2,100,000	2,470,398
5.5% 8/1/29	2,800,000	3,274,096
5.5% 8/1/30	2,000,000	2,329,300
5.5% 11/1/33	5,400,000	5,609,574
5.5% 3/1/40	1,000,000	1,152,550
5.6% 3/1/36	400,000	468,756
6% 3/1/33	4,250,000	5,258,738
6% 4/1/38	5,300,000	6,312,035
6% 11/1/39	11,700,000	14,193,843
6.5% 4/1/33	3,850,000	4,826,129
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	750,000	819,683
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 2,000,000	$ 2,309,300
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,111,561
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,289
6.5% 10/1/38	1,375,000	1,674,338
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,220,000	1,394,887
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,053,050
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,123,026
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,064,480
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,021,300
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,089,840
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,851,520
5% 11/1/21	1,760,000	1,984,541
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,072,760
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,102,650
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,029,579
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,547,250
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,764,606
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,049,150
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	759,655
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,720,784
Series 2005 H, 5% 6/1/18	1,425,000	1,550,372
Series 2009 G1, 5.75% 10/1/30	600,000	695,718
Series 2009 I:
6.125% 11/1/29	400,000	487,576
6.375% 11/1/34	1,000,000	1,221,230
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A, 5.75% 3/1/30	$ 1,000,000	$ 1,153,940
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,973,342
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,112,320
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,332,994
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,382,285
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	700,021
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,804
5.75% 1/15/40	600,000	600,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,260,622
5% 6/1/45	1,000,000	1,022,960
5% 6/1/45 (FSA Insured)	105,000	107,643
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,165,390
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,678,630
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	3,700,000	4,469,711
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	332,787
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,674,720
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,393,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,072,380
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,138,360
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,012,150
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,072,200
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,924,075
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,128,977
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	409,080
Series B, 0% 8/1/39	3,700,000	980,204
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,925,035
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	407,024
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,628,032
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	482,560
6.5% 8/1/27	1,000,000	1,223,950
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,068,870
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,510,904
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,256,780
Series 2008 E:
0% 7/1/47 (a)	1,300,000	492,102
0% 7/1/49	3,500,000	556,500
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,310,771
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	327,009
Series A, 5% 8/1/38	1,000,000	1,124,870
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	792,370
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	434,160
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	7,101,864
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	306,114
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 807,630
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	663,083
5.5% 5/15/20 (AMBAC Insured)	740,000	748,836
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,609,134
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	157,339
Series 2009 O:
5.25% 5/15/39	500,000	570,375
5.75% 5/15/30	5,985,000	7,193,731
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,154,210
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,210,407
Series A, 5% 7/1/15	1,025,000	1,111,879
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	811,377
Series 2012, 5% 8/1/26	2,000,000	2,324,540
		215,129,319
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,905,025
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,048,632
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,247,532
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	888,277
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,150,460
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	570,000	582,227
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	695,364
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,600,000	$ 4,687,630
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,136,016
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,109,715
Series 2010 A, 0% 9/1/41	2,000,000	405,960
Series 2010 C, 5.25% 9/1/25	1,000,000	1,104,390
		17,961,228
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,444,720
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,395
		5,807,115
District Of Columbia - 1.6%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,159,460
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,813,728
Series B, 4.75% 6/1/32	500,000	540,900
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,510,208
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	968,720
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,957,019
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,813,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	793,121
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,032,853
		19,589,709
Florida - 7.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,084,000
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,146,610
Series 2012 A, 5% 7/1/24	4,400,000	5,065,060
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,722,465
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,683,600
5% 6/1/17 (FSA Insured)	1,000,000	1,146,940
Series 2011 A1, 5% 6/1/20	1,000,000	1,162,490
Series 2012 A1, 5% 6/1/21	1,500,000	1,753,650
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,919,450
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,004
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,974,336
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	2,003,941
Series 2006 E, 5% 6/1/35	700,000	809,242
Series 2011 E, 5% 6/1/27	1,200,000	1,447,644
Series A, 5.5% 6/1/38	400,000	480,804
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,077,810
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,214,324
Series 2012 A, 5% 7/1/25	1,600,000	1,945,664
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	598,245
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	831,760
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	767,120
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	537,184
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	79,115
Series 2006 G:
5% 11/15/16	95,000	108,830
5% 11/15/16 (Escrowed to Maturity)	5,000	5,835
5.125% 11/15/18	965,000	1,099,193
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	$ 35,000	$ 41,018
Series 2008 B, 6% 11/15/37	2,000,000	2,373,440
Series B:
5% 11/15/14	875,000	951,361
5% 11/15/14 (Escrowed to Maturity)	125,000	136,255
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,054,301
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,451,065
5% 7/1/19	2,230,000	2,471,442
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	941,265
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,424,030
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	679,423
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,070,830
Series 2009 B, 5% 10/1/18	4,790,000	5,080,322
Series Three 2010 D, 5% 10/1/38	1,600,000	1,806,512
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,188,190
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,160,828
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,697,145
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,162,530
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,564,983
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23 (b)	750,000	881,213
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,178,820
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,271,420
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,047,960
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,301,915
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 1,000,000	$ 1,119,050
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,285,207
Series 2012 A, 5% 10/1/24	700,000	889,154
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	555,065
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,611,358
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,706,880
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	478,158
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,530,215
		85,384,671
Georgia - 2.7%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,007,510
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,750,210
6.25% 11/1/39	3,500,000	4,266,605
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,356,970
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	912,538
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,493,244
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,652,308
6.125% 9/1/40	1,300,000	1,529,723
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,710,422
Series GG, 5% 1/1/23	800,000	989,704
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,069,853
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,858,050
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,826,440
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 2,600,000	$ 2,819,648
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,916,330
		32,159,555
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,421,850
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,719,140
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,425,456
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	481,016
		3,625,612
Illinois - 12.2%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,215,851
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	876,110
Series 2012 A, 5% 12/1/42	3,400,000	3,694,202
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,800,926
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,949,443
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,689,348
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,020
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,360
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,531,745
Series 2011 C, 6.5% 1/1/41	2,300,000	2,853,978
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,495,962
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	$ 1,400,000	$ 1,565,774
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,174,870
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,230,930
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,103,366
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,010
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,188,090
Series 2010 A, 5.25% 11/15/33	3,250,000	3,683,908
DuPage County Cmnty. High School District #108, Lake Park:
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	610,000	615,112
5.6% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	2,580,000	2,601,620
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,264,989
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,760,928
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,202,700
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,331,364
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,412,333
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,310,000	1,398,137
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,710,183
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,058,859
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,681,869
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,690,100
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,120,147
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,812,555
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39	$ 1,445,000	$ 1,741,370
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,150,700
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	3,168,308
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,219,592
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,290,860
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,272,205
Series 2012, 5% 11/15/43	800,000	859,384
Series 2008 A, 5.625% 1/1/37	3,720,000	4,029,504
Series 2009:
6.875% 8/15/38	80,000	96,054
7% 8/15/44	285,000	342,419
Series 2010 A:
5.5% 8/15/24	540,000	610,681
5.75% 8/15/29	360,000	406,688
Series 2010, 5.25% 8/15/36	1,080,000	1,176,768
Series 2012 A:
5% 5/15/20	500,000	580,820
5% 5/15/23	300,000	343,779
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,240
Series 2006:
5% 1/1/19	1,000,000	1,156,600
5.5% 1/1/31	1,000,000	1,214,060
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,452,061
Series 2012:
5% 3/1/23	1,000,000	1,137,140
5% 3/1/36	1,000,000	1,094,230
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,172,400
5.25% 5/15/32 (FSA Insured)	360,000	391,032
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,029,620
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,852
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,995,407
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	$ 700,000	$ 777,546
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,636,580
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	930,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,392,380
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	227,205
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	713,462
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,378,226
Lake County Forest Preservation District Series 2007 A, 0.61% 12/15/13 (c)	860,000	860,370
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,795,000	1,935,692
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	663,750
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	781,599
Series 2012 B:
0% 12/15/51	2,900,000	396,923
5% 6/15/52	3,500,000	3,847,235
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,107,199
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	842,367
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,912,679
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	315,940
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,635,294
Series 2010 B1:
0% 6/15/43 (FSA Insured)	4,810,000	1,017,315
0% 6/15/45 (FSA Insured)	2,600,000	495,248
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1:
0% 6/15/16 (Escrowed to Maturity)	$ 795,000	$ 772,963
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,727,288
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,100,530
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,155,690
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,584,745
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,297,488
Series 2009 A, 5.75% 4/1/38	2,940,000	3,336,400
Series 2010 A:
5% 4/1/25	1,000,000	1,146,910
5.25% 4/1/30	1,000,000	1,145,530
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	532,229
0% 11/1/14 (FSA Insured)	460,000	449,006
0% 11/1/16 (Escrowed to Maturity)	275,000	265,009
0% 11/1/16 (FSA Insured)	825,000	769,915
0% 11/1/19 (Escrowed to Maturity)	790,000	710,171
0% 11/1/19 (FSA Insured)	5,085,000	4,253,857
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	976,120
		146,921,164
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Pre-Refunded to 7/15/15 @ 100)	1,790,000	2,019,836
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,730,487
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,102,450
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,220,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,241,340
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	$ 1,400,000	$ 1,436,540
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	483,740
5% 10/1/37	800,000	904,704
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	910,550
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,120,610
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,160
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,120,751
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	765,838
5% 7/1/35	500,000	565,380
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,345,735
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	778,967
		24,876,268
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,578
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,369,704
		1,440,282
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,213,139
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	377,250
5.25% 11/15/16	955,000	1,070,269
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,123,770
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 300,000	$ 330,684
5% 11/15/17	500,000	570,120
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,306,909
		7,992,141
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,486,900
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,109,680
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,075,920
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,861,650
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,815,974
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,300,699
		18,650,823
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,821,863
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,744,048
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,160
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,767,867
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,550
Series 2012, 5% 12/1/23	2,250,000	2,608,920
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 645,008
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	251,000
		11,008,416
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,277,331
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,081,160
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,435,083
		3,793,574
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	579,970
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	493,074
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,128,400
Series 2010, 5.125% 7/1/39	900,000	988,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	752,143
6% 1/1/38	2,800,000	3,145,688
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,078,750
		8,166,945
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,570,114
Series I, 6.75% 1/1/36	1,000,000	1,190,460
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,636,172
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,092,870
5.125% 7/1/38	1,000,000	1,088,570
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,023,920
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	$ 5,000,000	$ 5,634,700
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	580,000	652,767
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,920,000	4,323,407
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	697,062
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,036
		19,920,078
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,800,426
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,283,623
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,257,920
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,837,128
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,717,408
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,998,774
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,210,770
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,528,142
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,753,065
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,086,230
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	589,635
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,248,214
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	700,000	800,254
Series 2012, 5% 11/15/42	2,175,000	2,368,205
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,126,090
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	$ 2,500,000	$ 3,042,775
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	770,790
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,088,520
		28,507,969
Minnesota - 1.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,698,327
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	3,909,486
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,050,580
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,219,400
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,302,015
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,139,083
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,455,202
Series 2003 11, 5.25% 12/1/18	1,000,000	1,054,280
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,166,930
Series 2009, 5.75% 7/1/39	1,600,000	1,817,088
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,077,670
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	200,000	230,962
		17,121,023
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	881,765
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,048,058
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (c)	$ 1,100,000	$ 1,009,305
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,471,704
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26 (b)	1,225,000	1,405,443
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	800,000	846,352
		4,732,804
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,022,440
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,216,860
5.625% 7/1/32	3,000,000	3,612,540
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,670
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,670
		7,859,180
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	2,040,336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,164,380
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,095,190
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	700,000	857,227
5% 4/1/20	1,325,000	1,629,061
		6,786,194
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	811,062
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,111,180
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,099,980
5.25% 3/1/23	2,000,000	2,185,400
5.25% 3/1/25	1,500,000	1,636,875
5.25% 3/1/26	915,000	996,298
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,167,140
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,873,936
Series 2012, 5% 6/15/21	800,000	932,488
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,130,970
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	497,328
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,320
		14,498,977
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,353,420
New York - 11.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,500,000	1,540,740
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,600,000	1,729,952
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	600,000	648,732
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,188,457
Series A:
5% 2/15/47	2,000,000	2,123,020
5% 2/15/47	1,200,000	1,273,812
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,596,815
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	192,310
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	$ 880,000	$ 906,602
Series 2005 G, 5% 8/1/15	1,000,000	1,118,760
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,777,305
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,413,620
Series 2009 I-1, 5.625% 4/1/29	600,000	734,994
Series 2012 A, 5% 8/1/24	1,300,000	1,569,529
Series 2012 E, 5% 8/1/24	5,000,000	6,089,800
Series 2012 G1:
5% 4/1/25	2,500,000	3,037,275
5% 4/1/27	3,500,000	4,209,765
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	653,412
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	1,600,000	1,643,072
Series 2005 D:
5% 6/15/37	400,000	435,604
5% 6/15/38	1,300,000	1,413,971
5% 6/15/39	500,000	542,090
Series 2009 A, 5.75% 6/15/40	2,300,000	2,746,154
Series 2009 CC, 5% 6/15/34	2,100,000	2,367,351
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,440,116
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,541,200
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,745,800
Series 2012 AA, 5% 6/15/44	1,800,000	2,040,678
Series 2012 CC, 5% 6/15/45	1,400,000	1,593,004
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,223,275
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,155,400
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,529,280
5.25% 1/15/39	1,000,000	1,113,720
Series 2009 S4:
5.5% 1/15/39	850,000	979,124
5.75% 1/15/39	1,600,000	1,865,648
Series S1, 5% 7/15/25	1,900,000	2,310,267
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	515,000	526,454
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	785,000	812,444
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	$ 185,000	$ 195,791
5% 2/1/33 (FGIC Insured)	815,000	855,546
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,735,832
Series 2008 B, 5.75% 3/15/36	3,400,000	4,148,850
Series 2009 A, 5% 2/15/34	1,100,000	1,300,871
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	424,481
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,067,900
Series 2007 B, 5.25% 7/1/24	200,000	219,090
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,750
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,622,950
Series 2009 B, 5% 11/15/34	1,200,000	1,351,044
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,340,762
Series 2008 A, 5.25% 11/15/36	3,700,000	4,024,564
Series 2008 C, 6.5% 11/15/28	1,000,000	1,275,870
Series 2010 D, 5.25% 11/15/40	1,400,000	1,583,764
Series 2012 D, 5% 11/15/25	4,600,000	5,510,570
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,631,265
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,768,400
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,771,995
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,291,246
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,027,050
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,422,021
Series 2003 B, 5.5% 6/1/18	305,000	306,174
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/19	$ 1,600,000	$ 1,648,944
5.5% 6/1/21	5,000,000	5,143,850
5.5% 6/1/22	1,500,000	1,542,885
Series 2011:
5% 6/1/17	2,300,000	2,702,270
5% 6/1/17	2,200,000	2,584,780
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/23	1,000,000	1,252,770
		137,584,837
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	500,000	501,685
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,464,470
		1,966,155
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,420
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,182,580
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (Pre-Refunded to 6/1/14 @ 100)	1,195,000	1,281,626
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	700,000	761,740
5% 11/1/30 (FSA Insured)	1,200,000	1,300,536
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,400,321
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,057,940
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,145,540
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,759,888
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,123,570
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2010 B, 5% 1/1/20	$ 1,300,000	$ 1,588,834
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,502,120
		16,126,115
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	815,610
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,509,254
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,325,144
		4,650,008
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	863,656
5% 6/1/17	925,000	1,005,947
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,078,180
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,489,200
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	465,312
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,690,560
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,551,550
		8,144,405
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,883,959
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,152,380
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,346,435
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 1,375,000	$ 1,522,180
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,727,310
		9,632,264
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,235,880
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	740,000	812,135
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	605,995
5.75% 8/1/26	1,000,000	1,210,170
5.75% 8/1/28	500,000	602,970
5.75% 8/1/29	500,000	601,765
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,255,860
		6,324,775
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	968,006
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,242,725
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,359,175
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,595,000	1,598,381
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	646,585
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	380,353
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	478,836
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	496,880
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	943,792
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	699,192
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,166,286
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	$ 1,500,000	$ 1,615,290
Series 2009 D, 5.5% 12/1/41	2,400,000	2,755,008
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	512,315
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	155,168
Ninth Series, 5.25% 8/1/40	800,000	856,048
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	694,560
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	213,040
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,944,400
		21,726,040
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,507,800
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,048,080
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	641,004
5.75%, tender 7/1/17 (c)	1,100,000	1,186,779
Series N, 5.5% 7/1/22	1,100,000	1,165,076
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	566,188
Series 2009 A, 6% 8/1/42	1,400,000	1,555,134
		8,670,061
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,074,300
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,596,083
		2,670,383
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 2.0%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	$ 3,750,000	$ 3,763,013
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,114,350
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,187,235
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,086,560
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,121,925
Series 2012 C:
5% 12/1/14	2,000,000	2,181,820
5% 12/1/18	1,000,000	1,221,230
Series 2012 D, 5% 12/1/43	3,300,000	3,748,470
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,770,550
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,138,429
		24,333,582
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42 (b)	1,500,000	1,651,065
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,043,740
5% 12/15/15	1,500,000	1,649,835
5% 12/15/16	1,500,000	1,673,580
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,115,640
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	2,009,507
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,864,384
		9,356,686
Texas - 11.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,325,544
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 1,000,000	$ 1,207,520
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,299,389
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,645,350
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	333,069
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	900,000	910,935
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,708,625
Series 2008A, 5.25% 2/1/23	2,240,000	2,655,430
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,186,330
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,101,356
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,364,734
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,372,583
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,649,550
Series 2009 A, 5% 11/1/24	1,000,000	1,101,140
Series A:
5% 11/1/42	3,000,000	3,326,670
5.25% 11/1/12 (d)	1,000,000	1,000,000
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	371,700
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,284,467
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,681,265
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,500,024
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,480
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,520,985
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	$ 2,500,000	$ 2,817,075
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,371,325
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	9,079,680
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	736,820
5.25% 10/1/24	370,000	402,179
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	251,015
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,495,500
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,102,850
Houston Arpt. Sys. Rev. Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,436,200
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,657,177
0% 8/15/13	1,300,000	1,297,478
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	959,040
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,980,846
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,102,918
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	996,417
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	795,270
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,123,930
Lewisville Independent School District 0% 8/15/19	2,340,000	2,101,835
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,214,466
Longview Independent School District 5% 2/15/37	1,000,000	1,153,590
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	1,275,000	1,384,051
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	28,333
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	707,049
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,026,570
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Mansfield Independent School District 5.5% 2/15/17	$ 25,000	$ 25,096
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	1,000,000	1,007,440
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,142,800
Series 2008 A, 6% 1/1/24	2,000,000	2,350,300
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,201,013
Series 2009 A, 6.25% 1/1/39	1,800,000	2,062,224
Series 2011 A:
5.5% 9/1/41	500,000	597,525
6% 9/1/41	1,200,000	1,501,476
Series 2011 D, 5% 9/1/28	2,300,000	2,702,845
Northwest Texas Independent School District 5.5% 8/15/21	170,000	172,341
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	441,716
5.375% 8/15/37	2,000,000	2,293,280
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,850,264
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,883,180
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,175,690
Series 2012, 5.25% 2/1/25	800,000	1,049,472
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,260,850
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,562,729
San Marcos Consolidated Independent School District 5% 8/1/20 (Pre-Refunded to 8/1/14 @ 100)	1,525,000	1,649,760
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	463,856
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,569,292
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,292,830
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,385,794
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,606,995
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
Series 2006 A, 5% 4/1/29	$ 560,000	$ 645,316
Series 2006, 5% 4/1/27	1,000,000	1,135,390
Series 2008, 5% 4/1/25	800,000	948,960
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,068,562
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,720,854
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,480,668
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,546,565
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,182,765
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,179,540
5% 4/1/23	1,500,000	1,754,415
5% 4/1/25	600,000	698,952
5% 4/1/26	800,000	929,688
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,874,928
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,931,405
5.5% 2/15/37	2,100,000	2,356,578
		141,489,114
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	1,015,427
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,152,080
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,392,180
		3,559,687
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,528
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	$ 2,600,000	$ 2,855,580
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,084,840
		4,773,948
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,219,920
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,880,568
		6,100,488
Washington - 3.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	915,100
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,028,880
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,070,666
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,222,780
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,075,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,098,850
5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	574,943
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,460,000	1,604,321
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,153,104
Series 2009, 5.25% 1/1/42	1,000,000	1,156,580
Series 2010, 5% 1/1/50	1,300,000	1,441,882
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,028,690
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,085,650
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,760
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	$ 1,200,000	$ 1,095,036
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,076,308
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,585,360
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,165,360
Series 2010 A, 5% 8/15/18	2,295,000	2,651,230
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,115,760
Series 2012 A, 5% 10/1/24	3,300,000	3,837,273
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,608,810
5.7% 7/1/38	2,270,000	2,501,744
		44,143,037
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,103,800
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	538,755
5.75% 7/1/30	500,000	568,125
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,053,090
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	819,542
		2,979,512
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,930,758
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,089,563,045)	1,198,309,267
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,152,320
NET ASSETS - 100%	$ 1,207,461,587
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.1%
Health Care	19.4%
Water & Sewer	9.5%
Transportation	9.3%
Special Tax	8.4%
Electric Utilities	7.6%
Escrowed/Pre-Refunded	6.0%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,089,563,045)		$ 1,198,309,267
Cash		4,963,596
Receivable for fund shares sold		1,839,435
Interest receivable		15,449,508
Other receivables		3,651
Total assets		1,220,565,457

Liabilities
Payable for investments purchased Regular delivery	$ 282,137
Delayed delivery	9,140,264
Payable for fund shares redeemed	1,438,769
Distributions payable	1,126,554
Accrued management fee	365,379
Distribution and service plan fees payable	278,326
Other affiliated payables	426,880
Other payables and accrued expenses	45,561
Total liabilities		13,103,870

Net Assets		$ 1,207,461,587
Net Assets consist of:
Paid in capital		$ 1,097,908,775
Undistributed net investment income		541,634
Accumulated undistributed net realized gain (loss) on investments		264,956
Net unrealized appreciation (depreciation) on investments		108,746,222
Net Assets		$ 1,207,461,587

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,231,088 ÷ 31,323,016 shares)	$ 13.74

Maximum offering price per share (100/96.00 of $13.74)	$ 14.31
Class T: Net Asset Value and redemption price per share ($247,621,933 ÷ 17,978,094 shares)	$ 13.77

Maximum offering price per share (100/96.00 of $13.77)	$ 14.34
Class B: Net Asset Value and offering price per share ($11,186,520 ÷ 816,859 shares)A	$ 13.69

Class C: Net Asset Value and offering price per share ($155,834,305 ÷ 11,320,116 shares)A	$ 13.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($362,587,741 ÷ 26,528,286 shares)	$ 13.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2012

Investment Income
Interest		$ 47,501,524

Expenses
Management fee	$ 4,146,657
Transfer agent fees	1,395,942
Distribution and service plan fees	3,153,887
Accounting fees and expenses	228,436
Custodian fees and expenses	13,745
Independent trustees' compensation	4,181
Registration fees	109,378
Audit	50,443
Legal	3,214
Miscellaneous	10,324
Total expenses before reductions	9,116,207
Expense reductions	(22,421)	9,093,786
Net investment income (loss)		38,407,738
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,175,916
Change in net unrealized appreciation (depreciation) on investment securities		63,718,880
Net gain (loss)		64,894,796
Net increase (decrease) in net assets resulting from operations		$ 103,302,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,407,738	$ 42,394,968
Net realized gain (loss)	1,175,916	1,161,266
Change in net unrealized appreciation (depreciation)	63,718,880	(11,255,722)
Net increase (decrease) in net assets resulting from operations	103,302,534	32,300,512
Distributions to shareholders from net investment income	(38,200,799)	(42,348,699)
Distributions to shareholders from net realized gain	(162,406)	-
Total distributions	(38,363,205)	(42,348,699)
Share transactions - net increase (decrease)	98,354,483	(219,223,783)
Total increase (decrease) in net assets	163,293,812	(229,271,970)

Net Assets
Beginning of period	1,044,167,775	1,273,439,745
End of period (including undistributed net investment income of $541,634 and undistributed net investment income of $441,352, respectively)	$ 1,207,461,587	$ 1,044,167,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.460	.479	.465	.479	.476
Net realized and unrealized gain (loss)	.789	(.041)	.450	.991	(1.094)
Total from investment operations	1.249	.438	.915	1.470	(.618)
Distributions from net investment income	(.457)	(.478)	(.465)	(.480)	(.477)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.459)	(.478)	(.465)	(.480)	(.552)
Net asset value, end of period	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Total Return A,B	9.77%	3.53%	7.42%	12.96%	(5.06)%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.77%	.77%	.78%	.79%	.74%
Net investment income (loss)	3.42%	3.80%	3.64%	3.96%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,231	$ 368,789	$ 448,794	$ 403,580	$ 235,466
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Income from Investment Operations
Net investment income (loss) C	.462	.481	.467	.481	.480
Net realized and unrealized gain (loss)	.778	(.032)	.449	.990	(1.098)
Total from investment operations	1.240	.449	.916	1.471	(.618)
Distributions from net investment income	(.458)	(.479)	(.466)	(.481)	(.477)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.460)	(.479)	(.466)	(.481)	(.552)
Net asset value, end of period	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Total Return A,B	9.67%	3.61%	7.41%	12.94%	(5.05)%
Ratios to Average Net Assets D,F
Expenses before reductions	.76%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.76%	.76%	.77%	.78%	.74%
Net investment income (loss)	3.42%	3.80%	3.65%	3.97%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,622	$ 225,908	$ 253,136	$ 256,358	$ 233,891
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Income from Investment Operations
Net investment income (loss) C	.367	.393	.379	.397	.396
Net realized and unrealized gain (loss)	.772	(.040)	.451	.993	(1.096)
Total from investment operations	1.139	.353	.830	1.390	(.700)
Distributions from net investment income	(.367)	(.393)	(.380)	(.400)	(.395)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.369)	(.393)	(.380)	(.400)	(.470)
Net asset value, end of period	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Total Return A,B	8.90%	2.85%	6.73%	12.26%	(5.70)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.45%	1.46%	1.45%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45%	1.45%	1.44%	1.45%	1.40%
Net investment income (loss)	2.74%	3.12%	2.98%	3.30%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,187	$ 12,983	$ 19,838	$ 26,607	$ 31,611
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Income from Investment Operations
Net investment income (loss) C	.358	.383	.370	.390	.384
Net realized and unrealized gain (loss)	.788	(.042)	.448	.999	(1.096)
Total from investment operations	1.146	.341	.818	1.389	(.712)
Distributions from net investment income	(.354)	(.381)	(.368)	(.389)	(.383)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.356)	(.381)	(.368)	(.389)	(.458)
Net asset value, end of period	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Total Return A,B	8.92%	2.74%	6.60%	12.19%	(5.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.53%	1.49%
Net investment income (loss)	2.65%	3.03%	2.89%	3.22%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,834	$ 130,949	$ 151,847	$ 133,834	$ 72,444
Portfolio turnover rate E	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Income from Investment Operations
Net investment income (loss) B	.490	.505	.492	.506	.504
Net realized and unrealized gain (loss)	.782	(.039)	.443	.993	(1.093)
Total from investment operations	1.272	.466	.935	1.499	(.589)
Distributions from net investment income	(.490)	(.506)	(.495)	(.509)	(.506)
Distributions from net realized gain	(.002)	-	-	-	(.075)
Total distributions	(.492)	(.506)	(.495)	(.509)	(.581)
Net asset value, end of period	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Total Return A	10.00%	3.79%	7.62%	13.29%	(4.86)%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.54%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.50%
Net investment income (loss)	3.66%	4.02%	3.87%	4.20%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,588	$ 305,538	$ 399,826	$ 244,761	$ 164,402
Portfolio turnover rate D	6%	8%	7%	6%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 109,390,889
Gross unrealized depreciation	(273,560)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,117,329

Tax Cost	$ 1,089,191,938

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 171,045
Undistributed long-term capital gain	$ 264,956
Net unrealized appreciation (depreciation)	$ 109,117,329

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Tax-exempt Income	$ 38,200,799	$ 42,348,699
Ordinary Income	162,406	-
Total	$ 38,363,205	$ 42,348,699

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,004,795 and $70,202,529, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,004,238	$ 36,135
Class T	-%	.25%	597,636	6,366
Class B	.65%	.25%	111,874	81,026
Class C	.75%	.25%	1,440,139	241,672
			$ 3,153,887	$ 365,199

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67,475
Class T	16,935
Class B*	28,087
Class C*	10,390
$ 122,887

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 480,392.12
Class T	267,883.11
Class B	18,795.15
Class C	192,948.13
Institutional Class	435,924.13
	$ 1,395,942

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 525

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12,098 and $9,798, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ 13,646,644	$ 14,082,162
Class T	8,115,639	8,623,827
Class B	340,660	469,299
Class C	3,775,325	3,908,426
Institutional Class	12,322,531	15,264,985
Total	$ 38,200,799	$ 42,348,699
From net realized gain
Class A	$ 58,057	$ -
Class T	34,962	-
Class B	2,005	-
Class C	20,220	-
Institutional Class	47,162	-
Total	$ 162,406	$ -

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	7,218,621	5,313,088	$ 97,171,715	$ 67,162,951
Reinvestment of distributions	680,401	726,633	9,177,511	9,159,824
Shares redeemed	(5,044,908)	(12,117,395)	(67,932,371)	(150,750,848)
Net increase (decrease)	2,854,114	(6,077,674)	$ 38,416,855	$ (74,428,073)
Class T
Shares sold	2,121,366	1,803,873	$ 28,613,263	$ 22,919,610
Reinvestment of distributions	432,014	475,560	5,841,731	6,012,579
Shares redeemed	(1,967,781)	(4,322,653)	(26,583,449)	(54,226,814)
Net increase (decrease)	585,599	(2,043,220)	$ 7,871,545	$ (25,294,625)
Class B
Shares sold	63,948	62,330	$ 852,907	$ 789,783
Reinvestment of distributions	15,986	22,556	214,675	283,239
Shares redeemed	(268,192)	(610,999)	(3,607,903)	(7,615,702)
Net increase (decrease)	(188,258)	(526,113)	$ (2,540,321)	$ (6,542,680)
Class C
Shares sold	2,537,829	1,885,016	$ 34,233,722	$ 23,980,744
Reinvestment of distributions	185,320	193,652	2,505,463	2,447,134
Shares redeemed	(1,489,924)	(3,656,437)	(20,047,596)	(45,690,493)
Net increase (decrease)	1,233,225	(1,577,769)	$ 16,691,589	$ (19,262,615)
Institutional Class
Shares sold	8,176,603	12,412,960	$ 109,365,273	$ 155,056,778
Reinvestment of distributions	516,418	507,622	6,932,866	6,376,423
Shares redeemed	(5,862,866)	(20,139,938)	(78,383,324)	(255,128,991)
Net increase (decrease)	2,830,155	(7,219,356)	$ 37,914,815	$ (93,695,790)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/10/12	12/07/12	$0.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012 $426,319, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 3.90% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIMI-UANN-1212
1.784766.109

Item 2. Code of Ethics

As of the end of the period, October 31, 2012 Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Municipal Income Fund (the "Fund"):

Services Billed by PwC

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$46,000	$-	$2,200	$2,000

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$44,000	$-	$2,200	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2012A	October 31, 2011A
Audit-Related Fees	$3,640,000	$3,835,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2012 A	October 31, 2011 A
PwC	$4,175,000	$5,840,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012